NEW ENGLAND LIFE INSURANCE COMPANY

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

Supplement Dated July 6, 2021 to

Prospectuses Dated April 30, 1999, May 1, 2000, May 1, 2001, and April 28, 2008

Zenith Survivorship Life

Zenith Survivorship Life 2002

Zenith Survivorship Life Plus

This supplement describes a change to certain information contained in the prospectuses for the above-referenced flexible premium variable life insurance policies (the “Policies”) issued by New England Life Insurance Company (“we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: New England Life Insurance Company, P.O. Box 7026, Troy, MI 48007-7026, call us at (800) 388-4000 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

COMMUNICATIONS AND PAYMENTS

Effective July 19, 2021, contact information for the designated office that administers the Zenith Survivorship Life, Zenith Survivorship Life 2002, and the Zenith Survivorship Life Plus Policies will change. Please use the new contact information listed below. We will continue to accept Policy transactions as received by us at the old address until close of the New York Stock Exchange on October 18, 2021. After this date, Policy transaction requests (including payments and loan repayments) sent to an address other than the ones provided below, may be returned or there may be a delay in processing requests or applying payments.

The Designated Office for various Policy transactions is as follows:

Premium and Loan Payments	New England Life Insurance Company P.O Box 371499 Pittsburgh, PA 15250-7499
Surrenders, Withdrawals and Sub-Account Transfers	New England Life Insurance Company P.O. Box 7026 Troy, MI 48007-7026
Death Claims	New England Life Insurance Company P.O. Box 7044 Troy, MI 48007-7044

All Other Policy Transactions and Inquiries	New England Life Insurance Company P.O. Box 7026 Troy, MI 48007-7026 Phone: (800) 388-4000 Monday – Friday 9:00 AM – 6:00 PM ET Fax: (877) 203-4970 Email: AssumedCompanies.BHF@DXC.com

This change does not affect any of your contractual provisions. All rights and benefits you have with your Policy remain the same.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE